Financial Risk Management and Financial Instruments - Summary of Changes in Contingent Options Liability (Details) - Contingent Options Liability - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
At January 1	€ 3	€ 100	€ 82
(Gain)/loss recognized in profit or loss	€ (3)	(97)	18
At December 31		€ 3	€ 100